LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of right of use assets

			Reclasification to assets clasified as held
Type of good	At the beginning	Increase		At the end
		(1)
Machinery and equipment	13	7	-	20
Total at 12.31.2021	13	7	-	20
Total at 12.31.2020	20	3	(10)	13

			Reclasification to assets clasified as held
Type of good	At the beginning	For the year		At the end

Machinery and equipment	(3)	(5)	-	(8)
Total at 12.31.2021	(3)	(5)	-	(8)
Total at 12.31.2020	(4)	(5)	6	(3)

	Net book values
Type of good	At 12.31.2021	At 12.31.2020

Machinery and equipment	12	10
Total at 12.31.2021	12
Total at 12.31.2020		10

Schedule of lease liabilities

	12.31.2021	12.31.2020
At the beginning of the year	12	16
Increases	6	4
Payments	(5)	(10)
Reclasification to liabilities clasified as held for sales	-	(4)
Exchange differences on translation	-	6
At the end of the year	13	12

(1)	Included in the “Gains (losses) from present value measurement” under Other financial results

Schedule of lease liabilities payments by maturity

The following table includes an analysis of the Company lease liabilities, grouped according to their maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2021
Three months to one year	1
One to two years	1
Two to three years	1
Three to four years	2
Four to five years	2
More than five years	13
Total	20

Schedule of lease receivables by maturity

The following table includes an analysis of the Company receivable, grouped according to its maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2021
Less than three months	1
Three months to one year	4
One to two years	6
Two to three years	6
Three to four years	7
Four to five years	4
Total	28